Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 633,192	$ 1,304,789
Cost of revenues	(367,979)	(1,008,334)
Gross profit	265,213	296,455
Operating expenses
General and administrative expenses	(7,706,476)	(4,809,370)
Total operating expenses	(7,706,476)	(4,809,370)
Other income (expenses), net
Interest income	294,156	436,330
Change in fair value of warrants		65,576
Equity investment income (loss)	6,603	(195,454)
Other loss	(24,559)	(496,160)
Total other income (expenses), net	276,200	(189,708)
Net loss before income taxes	(7,165,063)	(4,702,623)
Income tax expenses		(187)
Net loss from continuing operations	(7,165,063)	(4,702,810)
Loss from discontinued operations	(194,909)
Gain on disposal of discontinued operations	3,499,851
Net loss	(3,860,121)	(4,702,810)
Less: Net loss attributable to non-controlling interests	147,249	1,285,431
Net loss attributable to BIT BROTHER LTD’s Shareholders	(3,712,872)	(3,417,379)
Other comprehensive income
Foreign currency translation adjustment	(6,021,274)	2,554,601
Comprehensive loss	(9,734,146)	(862,778)
Less: Comprehensive loss attributable to non-controlling interests	147,249	1,285,431
Comprehensive (loss) income attributable to BIT BROTHER LTD’s Shareholders	$ (9,586,897)	$ 422,653
Loss per share- basic and diluted (in Dollars per share)	$ (0.36)	$ (0.08)
Weighted Average Shares Outstanding-Basic and Diluted (in Shares)	10,739,250	55,507,725